NOTE PAYABLE (Details) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 09, 2013
NOTE PAYABLE [Abstract]
Debt issued			$ 1,010,000
Debt conversion, price per share	$ 0.25
Number of shares called by warrants	3,030,000
Warrants, exercise price	0.50
Warrant expiration period	4 years
Number of shares called by greenshoe option	2,000,000
Greenshoe, exercise price	$ 0.25
Option expiration period	1 year
Beneficial conversion feature	952,254
Unamortized discount	912,976		952,254
Amortization of discount on note payable	39,278
Derivative liability gain (loss)	$ 175,407